Segment Information (Tables)	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Segment Information - Summarized financial information

	Dry Bulk Vessel Operations for the Three Month Period Ended June 30, 2022	Logistics Business for the Three Month Period Ended June 30, 2022	Total for the Three Month Period Ended June 30, 2022
Revenue	$90,036	$69,185	$159,221
Interest expense and finance cost, net	(19,893)	(15,450)	(35,343)
Depreciation and amortization	(6,640)	(8,126)	(14,766)
Equity in net earnings of affiliate companies	13,160	—	13,160
Net income attributable to Navios Holdings common stockholders	40,870	4,090	44,960
Total assets	1,115,201	613,131	1,728,332
Goodwill	56,240	104,096	160,336
Capital expenditures	(2,000)	(988)	(2,988)
Investment in affiliate companies	148,384	—	148,384
Cash and cash equivalents	8,578	37,642	46,220
Restricted cash	8,726	—	8,726
Long-term debt, net (including current and noncurrent portion)	$679,569	$544,683	$1,224,252

	Dry Bulk Vessel Operations for the Three Month Period Ended June 30, 2021	Logistics Business for the Three Month Period Ended June 30, 2021	Total for the Three Month Period Ended June 30, 2021
Revenue	$86,053	$57,571	$143,624
Interest expense and finance cost, net	(21,011)	(15,159)	(36,170)
Depreciation and amortization	(7,917)	(8,071)	(15,988)
Equity in net earnings of affiliate companies	12,854	—	12,854
Net income /(loss) attributable to Navios Holdings common stockholders	27,795	(2,859)	24,936
Total assets	1,156,441	672,652	1,829,093
Goodwill	56,240	104,096	160,336
Capital expenditures	(22,758)	(3,646)	(26,404)
Investment in affiliate companies	97,351	—	97,351
Cash and cash equivalents	25,689	47,470	73,159
Restricted cash	10	—	10
Long-term debt, net (including current and noncurrent portion)	$927,399	$549,054	$1,476,453

	Dry Bulk Vessel Operations for the Six Month Period Ended June 30, 2022	Logistics Business for the Six Month Period Ended June 30, 2022	Total for the Six Month Period Ended June 30, 2022
Revenue	$158,672	$128,339	$287,011
Interest expense and finance cost, net	(42,114)	(30,794)	(72,908)
Depreciation and amortization	(13,072)	(16,072)	(29,144)
Equity in net earnings of affiliate companies	22,958	—	22,958
Net income attributable to Navios Holdings common stockholders	36,099	3,861	39,960
Total assets	1,115,201	613,131	1,728,332
Goodwill	56,240	104,096	160,336
Capital expenditures	(3,578)	(2,709)	(6,287)
Investment in affiliate companies	148,384	—	148,384
Cash and cash equivalents	8,578	37,642	46,220
Restricted cash	8,726	—	8,726
Long-term debt, net (including current and noncurrent portion)	$679,569	$544,683	$1,224,252

	Dry Bulk Vessel Operations for the Six Month Period Ended June 30, 2021	Logistics Business for the Six Month Period Ended June 30, 2021	Total for the Six Month Period Ended June 30, 2021
Revenue	$149,781	$110,794	$260,575
Interest expense and finance cost, net	(42,855)	(29,515)	(72,370)
Depreciation and amortization	(16,714)	(15,540)	(32,254)
Equity in net earnings of affiliate companies	40,594	—	40,594
Net income/ (loss) attributable to Navios Holdings common stockholders	27,694	(2,595)	25,099
Total assets	1,156,441	672,652	1,829,093
Goodwill	56,240	104,096	160,336
Capital expenditures	(24,152)	(22,033)	(46,185)
Investment in affiliate companies	97,351	—	97,351
Cash and cash equivalents	25,689	47,470	73,159
Restricted cash	10	—	10
Long-term debt, net (including current and noncurrent portion)	$927,399	$549,054	$1,476,453